UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02684

T. Rowe Price Tax-Free Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

August 31, 2024

Tax-Free Income Fund

Investor Class (PRTAX)

This semi-annual shareholder report contains important information about Tax-Free Income Fund (the "fund") for the period of March 1, 2024 to August 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Income Fund - Investor Class	$27	0.53%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,330,136
Number of Portfolio Holdings	569

Portfolio Turnover Rate	12.6%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	8.4%
AA Rated	44.7
A Rated	26.0
BBB Rated	9.2
BB Rated and Below	2.2
Not Rated	9.0
Reserves	0.5

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Health Care	21.2%
Transportation	16.8
Special Tax	8.8
Education	8.4
Housing	7.2
Leasing	6.3
General Obligations - State	5.0
General Obligations - Local	4.2
Water & Sewer	3.5
Other	18.6

How has the fund changed?

Effective November 1, 2024, Price Associates has contractually agreed to lower the fund’s total investment management fee to 0.32% and lower the class’s total expense limit to 0.41%. For more complete information, please review the fund’s prospectus.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202409-3841405

F45-053 10/24

Tax-Free Income Fund

Investor Class (PRTAX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

August 31, 2024

Tax-Free Income Fund

Advisor Class (PATAX)

This semi-annual shareholder report contains important information about Tax-Free Income Fund (the "fund") for the period of March 1, 2024 to August 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Income Fund - Advisor Class	$44	0.86%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,330,136
Number of Portfolio Holdings	569

Portfolio Turnover Rate	12.6%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	8.4%
AA Rated	44.7
A Rated	26.0
BBB Rated	9.2
BB Rated and Below	2.2
Not Rated	9.0
Reserves	0.5

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Health Care	21.2%
Transportation	16.8
Special Tax	8.8
Education	8.4
Housing	7.2
Leasing	6.3
General Obligations - State	5.0
General Obligations - Local	4.2
Water & Sewer	3.5
Other	18.6

How has the fund changed?

Effective November 1, 2024, Price Associates has contractually agreed to lower the fund’s total investment management fee to 0.32% and lower the class’s total expense limit to 0.92%. For more complete information, please review the fund’s prospectus.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202409-3841405

F245-053 10/24

Tax-Free Income Fund

Advisor Class (PATAX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

August 31, 2024

Tax-Free Income Fund

I Class (TFILX)

This semi-annual shareholder report contains important information about Tax-Free Income Fund (the "fund") for the period of March 1, 2024 to August 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Income Fund - I Class	$24	0.47%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,330,136
Number of Portfolio Holdings	569

Portfolio Turnover Rate	12.6%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	8.4%
AA Rated	44.7
A Rated	26.0
BBB Rated	9.2
BB Rated and Below	2.2
Not Rated	9.0
Reserves	0.5

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Health Care	21.2%
Transportation	16.8
Special Tax	8.8
Education	8.4
Housing	7.2
Leasing	6.3
General Obligations - State	5.0
General Obligations - Local	4.2
Water & Sewer	3.5
Other	18.6

How has the fund changed?

Effective November 1, 2024, Price Associates has contractually agreed to lower the fund’s total investment management fee to 0.32%. For more complete information, please review the fund’s prospectus.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202409-3841405

F1085-053 10/24

Tax-Free Income Fund

I Class (TFILX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRTAX Tax-Free Income Fund
–!
PATAX Tax-Free Income Fund–
.
Advisor Class
TFILX Tax-Free Income Fund–
.
I Class

T. ROWE PRICE Tax-Free Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET
VALUE
Beginning of period $ 9.44 $ 9.18 $ 10.10 $ 10.30 $ 10.54 $ 9.92
Investment
activities
Net investment
income
(1)(2)
0.16 0.30 0.29 0.25 0.29 0.33
Net realized and
unrealized gain/
loss 0.07 0.25 (0.93) (0.20) (0.24) 0.62
Total from
investment
activities 0.23 0.55 (0.64) 0.05 0.05 0.95
Distributions
Net investment
income (0.16) (0.29) (0.28) (0.25) (0.29) (0.33)
NET ASSET
VALUE
End of period $ 9.51 $ 9.44 $ 9.18 $ 10.10 $ 10.30 $ 10.54

T. ROWE PRICE Tax-Free Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
Ratios/Supplemental Data
Total return
(2)(3)
2.46% 6.16% (6.30)% 0.44% 0.51% 9.73%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.60%
(4)
0.59% 0.59% 0.53% 0.53% 0.53%
Net expenses
after waivers/
payments by
Price Associates 0.53%
(4)
0.53% 0.53% 0.53% 0.53% 0.53%
Net investment
income 3.39%
(4)
3.23% 3.05% 2.41% 2.83% 3.24%
Portfolio turnover
rate 12.6% 25.0% 20.6% 10.6% 14.9% 10.6%
Net assets, end of
period (in millions) $773 $792 $819 $1,193 $1,701 $1,790
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Tax-Free Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET
VALUE
Beginning of period $ 9.44 $ 9.18 $ 10.11 $ 10.31 $ 10.54 $ 9.92
Investment
activities
Net investment
income
(1)(2)
0.15 0.27 0.25 0.22 0.26 0.30
Net realized and
unrealized gain/
loss 0.06 0.25 (0.93) (0.20) (0.24) 0.62
Total from
investment
activities 0.21 0.52 (0.68) 0.02 0.02 0.92
Distributions
Net investment
income (0.14) (0.26) (0.25) (0.22) (0.25) (0.30)
NET ASSET
VALUE
End of period $ 9.51 $ 9.44 $ 9.18 $ 10.11 $ 10.31 $ 10.54

T. ROWE PRICE Tax-Free Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
Ratios/Supplemental Data
Total return
(2)(3)
2.29% 5.80% (6.71)% 0.12% 0.29% 9.39%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.86%
(4)
0.87% 0.86% 0.86% 0.85% 0.84%
Net expenses
after waivers/
payments by
Price Associates 0.86%
(4)
0.87% 0.86% 0.86% 0.85% 0.84%
Net investment
income 3.06%
(4)
2.89% 2.73% 2.09% 2.50% 2.90%
Portfolio turnover
rate 12.6% 25.0% 20.6% 10.6% 14.9% 10.6%
Net assets, end of
period (in millions) $35 $37 $47 $67 $400 $450
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Tax-Free Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET
VALUE
Beginning of period $ 9.43 $ 9.18 $ 10.10 $ 10.30 $ 10.54 $ 9.92
Investment
activities
Net investment
income
(1)(2)
0.16 0.30 0.29 0.26 0.30 0.34
Net realized and
unrealized gain/
loss 0.07 0.25 (0.92) (0.20) (0.25) 0.62
Total from
investment
activities 0.23 0.55 (0.63) 0.06 0.05 0.96
Distributions
Net investment
income (0.16) (0.30) (0.29) (0.26) (0.29) (0.34)
NET ASSET
VALUE
End of period $ 9.50 $ 9.43 $ 9.18 $ 10.10 $ 10.30 $ 10.54

T. ROWE PRICE Tax-Free Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/24
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
Ratios/Supplemental Data
Total return
(2)(3)
2.50% 6.11% (6.25)% 0.53% 0.59% 9.82%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.47%
(4)
0.47% 0.47% 0.45% 0.45% 0.45%
Net expenses
after waivers/
payments by
Price Associates 0.47%
(4)
0.47% 0.47% 0.45% 0.45% 0.45%
Net investment
income 3.45%
(4)
3.29% 3.12% 2.49% 2.89% 3.30%
Portfolio turnover
rate 12.6% 25.0% 20.6% 10.6% 14.9% 10.6%
Net assets, end
of period (in
thousands) $1,522,310 $1,464,090 $1,423,855 $1,472,315 $646,846 $567,997
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Tax-Free Income Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.4%
ALABAMA  1.3%
Alabama Corrections Institution Fin. Auth., 5.25%, 7/1/47  5,000 5,433
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  4,140 4,180
Black Belt Energy Gas Dist., Series A, VRDN, 5.25%, 1/1/54
(Tender 10/1/30)  4,330 4,677
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  3,900 4,156
Black Belt Energy Gas Dist., Series D-1, VRDN, 5.50%, 6/1/49
(Tender 2/1/29)  7,080 7,581
Tuscaloosa County IDA, Hunt Refining Project, Series A,
5.25%, 5/1/44 (1) 3,280 3,330
29,357
ALASKA  0.2%
Alaska Int'l. Airports System, Series B, 5.00%, 10/1/35  3,945 4,007
4,007
ARIZONA  1.4%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 4.90%, 1/1/37  1,500 1,460
Maricopa County IDA, Banner Health, Series 2019E, 3.00%,
1/1/49  4,300 3,422
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/59  1,070 1,077
Salt River Project Agricultural Improvement & Power Dist.,
Series A, 5.00%, 1/1/47  17,325 18,900
Salt River Project Agricultural Improvement & Power Dist.,
Series B, 5.25%, 1/1/53  6,000 6,674
31,533
CALIFORNIA  7.2%
Alameda Corridor Transportation Auth., Series B, 5.00%,
10/1/35 (2) 5,750 5,942
California, GO, 5.00%, 8/1/32  10,000 10,021
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 7/1/53 (Tender 8/1/29)  8,580 9,117
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  1,850 1,958
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  3,050 3,391
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender
3/1/31)  11,505 12,356

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
California County Tobacco Securitization Agency, Series A,
4.00%, 6/1/36  275 281
California County Tobacco Securitization Agency, Series A,
4.00%, 6/1/38  275 278
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/31  1,335 1,367
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/32  1,065 1,090
California HFFA, Kaiser Permanente, Series A-2, 5.00%,
11/1/47  17,250 20,903
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  858 896
California Infrastructure & Economic Dev. Bank, 4.00%, 10/1/43  7,465 7,690
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 3.62%, 12/1/50 (Tender 6/1/26)  775 775
California Municipal Fin. Auth., Series A, COP, 5.25%,
11/1/52 (2) 940 1,005
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/49 (1) 1,525 1,480
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (1) 415 408
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32 (3) 1,425 1,662
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  2,765 3,017
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  5,500 5,649
California School Fin. Auth., New Designs Charter School,
5.00%, 6/1/30 (1) 1,195 1,229
California State Univ., Series C, 4.00%, 11/1/45  5,065 5,079
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (1) 3,300 3,394
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (1) 5,330 5,389
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (1) 3,000 3,098
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50 (2) 5,060 4,479
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56 (1) 2,020 1,648
CSCDA Community Improvement Auth., Link Glendala Social
Bonds, Series A-2, 4.00%, 7/1/56 (1) 3,320 2,600
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  12,000 1,396
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37  4,600 4,617
Irvine Fac. Fin. Auth., Series A, 5.25%, 9/1/53 (4) 4,000 4,471
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series D, 5.00%, 3/1/57  3,215 3,275

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Long Beach Marina System, 5.00%, 5/15/35  1,000 1,006
Long Beach Marina System, 5.00%, 5/15/40  2,500 2,508
Los Angeles Dept. of Water & Power Water System Revenue,
Series D, 5.00%, 7/1/52  5,000 5,464
Regents of the Univ. of California, Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  6,250 5,759
Sacramento County Airport, Series A, 5.00%, 7/1/41  2,925 2,997
Sacramento County Airport, Series B, 5.00%, 7/1/41  3,325 3,394
San Diego County Regional Airport Auth., Series A, 4.00%,
7/1/51  5,700 5,576
San Francisco Bay Area Rapid Transit Dist., Series C-1, GO,
4.00%, 8/1/45  4,645 4,624
San Francisco City & County Int'l. Airports, Series B, 5.00%,
5/1/49  5,000 5,286
166,575
COLORADO  2.9%
Colorado, COP, 6.00%, 12/15/39  1,255 1,508
Colorado, COP, 6.00%, 12/15/40  4,850 5,793
Colorado, COP, 6.00%, 12/15/41  6,800 8,085
Colorado Bridge & Tunnel Enterprise, Series A, 5.50%,
12/1/54 (2) 3,600 4,076
Colorado HFA, Adventist Health System, Series A, 5.00%,
11/15/48  5,000 5,160
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  690 691
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  1,870 1,872
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  6,880 6,883
Denver City & County Airport, Series B, 5.00%, 12/1/48  10,500 10,915
Denver Convention Center Hotel Auth., 5.00%, 12/1/34  3,500 3,578
Denver Convention Center Hotel Auth., 5.00%, 12/1/36  2,000 2,036
Denver Convention Center Hotel Auth., 5.00%, 12/1/40  17,540 17,780
68,377
CONNECTICUT  0.5%
Connecticut, Series B, GO, 3.00%, 1/15/42 (4) 5,000 4,363
Connecticut, Series E, GO, 5.00%, 9/15/34  3,250 3,489
Connecticut Housing Fin. Auth., Series A, 6.00%, 11/15/54  3,000 3,296
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK) (5)(6)(7) 2,878 662
11,810

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
DELAWARE  0.6%
Delaware Economic Dev. Auth., Acts Retirement Communities,
Series B, 5.00%, 11/15/48  6,185 6,302
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50  3,065 3,105
Delaware HFA, Christiana Health Care System, 5.00%, 10/1/45  3,250 3,384
Univ. of Delaware, Series A, 5.00%, 11/1/43  895 1,055
Univ. of Delaware, Series A, 5.00%, 11/1/45  500 587
14,433
DISTRICT OF COLUMBIA  3.5%
District of Columbia, Series D, GO, 5.00%, 6/1/42  3,000 3,093
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  515 519
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  515 514
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  4,680 4,419
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  9,350 10,219
Washington Convention & Sports Auth., Series A, 4.00%,
10/1/36  500 512
Washington Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/30  3,200 3,398
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/46  12,300 11,917
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  15,200 17,013
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  12,500 12,904
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 4.375%, 7/15/59  4,975 4,939
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 5.25%, 7/15/59  10,450 11,465
80,912
FLORIDA  5.0%
Alachua County HFA, East Ridge Retirement Village, 6.25%,
11/15/44 (6)(7) 4,500 3,050
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/31  500 529
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/32  750 790
Central Florida Expressway Auth., 5.00%, 7/1/39  7,475 7,746
Central Florida Expressway Auth., Series B, 5.00%, 7/1/34
(Prerefunded 7/1/26) (8) 3,700 3,858
Collier County, Series A, 4.00%, 10/1/41  5,170 5,264

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  2,000 2,070
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 5.00%, 6/1/48 (1) 5,075 4,942
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (1) 3,600 3,450
JEA Water & Sewer System Revenue, Series A, 5.50%, 10/1/54  2,000 2,243
Manatee County, 5.50%, 10/1/53  10,000 11,314
Martin County HFA, Martin Memorial Medical Center, 5.00%,
11/15/45 (Prerefunded 11/15/24) (8) 3,750 3,762
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%,
4/1/40  10,700 10,766
Orange County HFA, Orlando Health Obligated Group, 4.00%,
10/1/52  6,185 5,851
Orange County HFA, Orlando Health Obligated Group,
Series A, 5.00%, 10/1/39  1,125 1,250
Orange County HFA, Orlando Health Obligated Group,
Series A, 5.00%, 10/1/53  1,700 1,808
Palm Beach County HFA, Active Retirement Life Community,
5.00%, 11/15/45  4,175 4,275
Sarasota County Public Hosp. Dist., Sarasota Memorial Hosp.,
5.00%, 7/1/41  10,000 10,300
South Miami HFA, Baptist Health, 5.00%, 8/15/37  11,000 11,426
South Miami HFA, Baptist Health, 5.00%, 8/15/42  6,000 6,154
Tampa, Series A, Zero Coupon, 9/1/34  900 604
Tampa, Series A, Zero Coupon, 9/1/35  750 481
Tampa, Series A, Zero Coupon, 9/1/38  1,000 553
Tampa, Series A, Zero Coupon, 9/1/39  850 445
Tampa, Series A, Zero Coupon, 9/1/40  1,000 496
Tampa-Hillsborough County Expressway Auth., 5.00%, 7/1/47  12,000 12,280
115,707
GEORGIA  7.7%
Atlanta Airport Passenger Fac. Charge, Series C, 5.00%, 7/1/40  10,000 11,166
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (6)(7) 800 360
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (6)(7) 5,095 2,293
Atlanta Dev. Auth., Gulch Enterprise Zone Project, Series 1,
Class A, STEP, 0.00%, 12/15/48 (1) 2,389 1,934
Augusta Water & Sewer, Wastewater, 4.00%, 10/1/49 (4) 2,000 1,967
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 3.00%, 7/1/46  2,675 2,161
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 4.00%, 7/1/49  5,485 5,391
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
4.10%, 7/1/49  1,250 1,250

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
4.00%, 4/1/52  5,000 4,751
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.125%, 4/1/53  4,925 5,285
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.75%, 4/1/53  14,650 16,626
Coweta County Water & Sewage Auth., 4.25%, 6/1/57  900 902
Coweta County Water & Sewage Auth., 5.00%, 6/1/54  900 981
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/38  1,250 1,344
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/39  1,165 1,246
Fulton County Dev. Auth., Piedmont Healthcare Project,
Series A, 4.00%, 7/1/49  14,600 13,957
Fulton County Dev. Auth., WellStar Health System, Series A,
RAC, 5.00%, 4/1/47  2,750 2,795
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  5,250 5,355
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  5,150 5,351
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 5.00%, 2/15/35  2,310 2,399
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series B, 5.50%, 2/15/42  3,245 3,415
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  3,600 3,618
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  13,610 12,165
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (1) 3,340 3,169
Georgia Housing & Fin. Auth., 3.60%, 12/1/44  4,000 3,670
Georgia Housing & Fin. Auth., Series A, 4.60%, 12/1/53  4,000 3,956
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/50  5,080 4,044
Main Street Natural Gas, Series A, 5.00%, 5/15/31  4,000 4,197
Main Street Natural Gas, Series A, 5.00%, 5/15/32  2,500 2,617
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  3,100 3,126
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  1,750 1,897
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  1,800 1,925
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series A, 5.50%, 9/15/25  6,000 6,123
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  3,450 3,633

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  7,940 7,994
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  3,210 3,248
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 5.00%, 12/1/54 (Tender 12/1/31)  4,510 4,825
Municipal Electric Auth. of Georgia, 5.00%, 1/1/56  6,795 6,960
Municipal Electric Auth. of Georgia, 5.00%, 1/1/56 (2) 3,315 3,406
Municipal Electric Auth. of Georgia, Series A, 5.00%, 1/1/59  4,000 4,089
Municipal Electric Auth. of Georgia, Series A, 5.00%, 7/1/64 (2) 1,000 1,055
Senoia Dev. Auth., Coweta Charter Academy Project, Series A,
6.50%, 7/1/54 (1) 2,735 2,676
179,322
IDAHO  0.1%
Idaho HFA, Saint Luke's Health System, Series A, 5.00%,
3/1/34  2,100 2,101
2,101
ILLINOIS  5.7%
Chicago, Series A, GO, 5.50%, 1/1/49  1,850 1,925
Chicago O'Hare Int'l. Airport, Series B, 4.50%, 1/1/56  22,690 22,732
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/48  4,000 4,169
Chicago O'Hare Int'l. Airport, Series B, 5.50%, 1/1/59 (9) 7,500 8,321
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/47  10,775 10,997
Illinois, GO, 5.50%, 5/1/25  1,505 1,529
Illinois, GO, 5.50%, 5/1/26  1,350 1,406
Illinois, Series A, GO, 5.00%, 10/1/31  1,500 1,601
Illinois, Series A, GO, 5.00%, 3/1/33  1,500 1,675
Illinois, Series A, GO, 5.50%, 3/1/42  2,250 2,504
Illinois, Series B, GO, 5.00%, 3/1/25  2,375 2,397
Illinois, Series B, GO, 5.00%, 10/1/31  2,000 2,135
Illinois, Series B, GO, 5.00%, 10/1/32  1,750 1,861
Illinois, Series B, GO, 5.50%, 5/1/47  4,350 4,774
Illinois, Series C, GO, 5.00%, 11/1/29  4,530 4,803
Illinois, Series D, GO, 5.00%, 11/1/24  1,015 1,018
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/34  515 538
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/36  750 781
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/41  3,040 3,126
Illinois Housing Dev. Auth., Series H, 5.75%, 10/1/53  4,490 4,848
Illinois State Toll Highway Auth., Series A, 5.25%, 1/1/45  6,875 7,678
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  2,850 2,952
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/40  1,725 878

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, 5.00%, 6/15/29 (9) 650 689
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 6/15/37 (10) 11,870 7,094
Metropolitan Pier & Exposition Auth., McCormick Place,
Series B, Zero Coupon, 12/15/41  10,000 4,728
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/28
(Prerefunded 6/1/26) (8) 1,310 1,357
Regional Transportation Auth., Series A, 5.75%, 6/1/34 (2) 5,250 6,159
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (10) 15,000 17,765
132,440
INDIANA  0.3%
Indiana Fin. Auth. Depauw Univ., Series A, 5.50%, 7/1/52  5,000 5,280
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%,
11/1/30  1,375 1,409
Indiana Fin. Auth., Parkview Health System, Series D, VRDN,
3.80%, 11/1/39  100 100
6,789
KANSAS  0.2%
Overland Park Sales Tax Revenue, Bluhawk Star Bond Project,
Series A, 6.50%, 11/15/42 (1) 4,025 4,144
4,144
KENTUCKY  2.2%
Kentucky Economic DFA, Louisville Arena Auth., Series A,
5.00%, 12/1/45 (2) 1,000 1,033
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/36  4,050 3,631
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  1,900 1,519
Kentucky Economic DFA, Masonic Homes of Kentucky,
5.375%, 11/15/32  2,000 1,892
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  1,290 1,320
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  850 861
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  4,525 4,562
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  6,780 6,791
Kentucky Economic DFA, Owensboro Medical Health, Series B,
5.00%, 6/1/40  2,200 2,235
Kentucky Public Energy Auth., Series A, VRDN, 5.00%, 5/1/55  5,750 6,103
Kentucky Public Energy Auth., Series A-1, VRDN, 5.25%,
4/1/54 (Tender 2/1/32)  3,825 4,194

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Kentucky Public Energy Auth., Series B, VRDN, 5.00%, 1/1/55
(Tender 8/1/32)  7,225 7,845
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  8,760 8,847
50,833
LOUISIANA  1.4%
Jefferson Sales Tax Dist., Series B, 5.00%, 12/1/42 (2) 7,500 7,735
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/38  750 774
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43  2,775 2,840
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/48  9,210 9,384
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (1) 4,450 4,513
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%,
6/1/37 (Tender 7/1/26)  4,600 4,642
Saint John the Baptist Parish, Marathon Oil, Series A-3, VRDN,
2.20%, 6/1/37 (Tender 7/1/26)  1,500 1,465
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  1,150 1,127
32,480
MARYLAND  6.0%
Anne County Arundel, Consolidated Water & Sewer, GO,
4.00%, 10/1/52  5,000 4,954
Anne County Arundel, Consolidated Water & Sewer, GO,
5.00%, 4/1/43  2,435 2,756
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  7,000 6,961
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  1,000 986
Baltimore City, Harbor Point Project, 5.125%, 6/1/43  2,500 2,511
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  590 605
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  395 403
Maryland CDA, 5.05%, 3/1/47  5,000 5,104
Maryland CDA, Series C, 5.75%, 9/1/54  1,980 2,137
Maryland Dept. of Housing & Community Dev., Series C,
6.25%, 9/1/55  3,875 4,397
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/54 (2) 2,000 2,096
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  1,700 1,744
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/50  650 551
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  1,500 1,588

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  2,655 2,736
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  11,135 11,319
Maryland HHEFA, MedStar Health, 5.00%, 8/15/32  6,880 6,928
Maryland HHEFA, MedStar Health, Series A, 4.00%, 5/15/47  5,000 4,867
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  8,980 9,198
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28  2,010 2,037
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  3,375 3,395
Maryland Stadium Auth. Built to Learn Revenue, Series A,
4.00%, 6/1/52  3,000 2,898
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50  10,020 11,431
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  3,625 4,131
Montgomery County, Series A, GO, 3.00%, 11/1/37  5,365 4,971
Montgomery County Housing Opportunities Commission,
Series C, 2.85%, 1/1/51  4,195 3,018
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/43  1,500 1,658
Montgomery County Housing Opportunities Commission,
Series C, 5.125%, 1/1/53  2,500 2,734
Montgomery County Housing Opportunities Commission,
Series C, 5.50%, 1/1/48  2,500 2,846
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/58  3,915 4,484
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/63  8,000 9,130
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  3,100 3,064
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31  500 507
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,000 868
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  1,700 1,373
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 2.25%, 6/1/41  8,000 6,084
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/53  4,120 4,082
140,552
MASSACHUSETTS  0.8%
Massachusetts Commonwealth, Series C, GO, 3.00%, 3/1/47  4,000 3,289
Massachusetts Dev. Fin. Agency, Linden Ponds Fac., 5.00%,
11/15/28 (1) 1,500 1,572
Massachusetts HEFA, Massachusetts Institute of Technology,
Series K, 5.50%, 7/1/32  10,000 12,020

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Massachusetts Housing Fin. Agency, Series A-1, 4.70%,
12/1/49  800 806
Massachusetts Housing Fin. Agency, Series A-1, 4.80%,
12/1/54  1,500 1,536
19,223
MICHIGAN  2.1%
Detroit, GO, 5.00%, 4/1/28  850 905
Detroit, GO, 5.00%, 4/1/29  150 159
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/43 (Prerefunded 9/25/24) (2)(8) 1,800 1,802
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/48 (Prerefunded 9/25/24) (2)(8) 1,500 1,502
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/40  1,050 1,041
Detroit, Social Bonds, Series A, GO, 4.00%, 4/1/42  2,100 2,037
Great Lakes Water Auth. Sewage Disposal, Series A, 5.25%,
7/1/47  8,340 9,249
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/47  7,000 7,763
Michigan Fin. Auth., Henry Ford Health System, Series A,
4.00%, 11/15/50  5,300 4,829
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/33  1,650 1,673
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/34  2,860 2,901
Michigan Fin. Auth., Trinity Health, 4.00%, 12/1/40 (Prerefunded
12/1/29) (8) 445 476
Michigan Fin. Auth., University of Detroit Mercy, 5.375%,
11/1/43  3,530 3,650
Michigan Fin. Auth., University of Detroit Mercy, 5.50%, 11/1/48  1,700 1,747
Michigan Trunk Line Revenue, Rebuilding Michigan Program,
5.50%, 11/15/49  2,500 2,844
Wayne County Airport Auth., Series A, 5.00%, 12/1/36  550 575
Wayne County Airport Auth., Series A, 5.00%, 12/1/37  500 522
Wayne County Airport Auth., Series A, 5.00%, 12/1/42  1,300 1,344
Wayne County Airport Auth., Series G, 5.00%, 12/1/25  1,070 1,100
Wayne County Airport Auth., Series G, 5.00%, 12/1/28  3,795 3,875
49,994
MINNESOTA  0.7%
Minnesota Agricultural & Economic Dev. Board, 5.25%, 1/1/54  5,395 5,894
Minnesota Housing Fin. Agency, Series A, 2.90%, 1/1/45  1,280 1,007
Minnesota Housing Fin. Agency, Series A, 6.25%, 1/1/54  2,500 2,767
Minnesota Housing Fin. Agency, Series L, 6.50%, 1/1/55  2,750 3,149
Minnesota Housing Fin. Agency, Series O, 6.25%, 1/1/55  2,500 2,847
15,664

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
MISSISSIPPI  0.0%
Mississippi Business Fin., Chevron USA Project, Series C,
VRDN, 3.85%, 11/1/35  470 470
470
MISSOURI  2.5%
Kansas City IDA, Downtown Redev., Series A, 5.00%, 9/1/31  4,480 4,487
Kansas City IDA, Downtown Redev., Series A, 5.50%, 9/1/26  7,000 7,059
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/48  3,000 3,068
Missouri HEFA, Lutheran Senior Services Project, Series A,
5.25%, 2/1/48  2,000 2,124
Missouri HEFA, Lutheran Senior Services Project, Series A,
5.25%, 2/1/54  1,250 1,318
Missouri HEFA, Mercy Health, 3.00%, 6/1/53  4,000 2,986
Missouri HEFA, Mercy Health, Series C, 5.00%, 11/15/47  4,000 4,072
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/34  5,400 5,546
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/35  7,595 7,790
Missouri Joint Municipal Electric Utility Commission, Plum Point
Project, Series A, 5.00%, 1/1/34  10,985 11,026
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  1,545 1,514
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  1,000 1,015
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  3,850 3,838
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  1,050 1,020
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  105 98
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  895 808
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  800 680
58,449
NEBRASKA  0.1%
Nebraska Investment Fin. Auth., Series E, 5.00%, 3/1/49  2,750 2,906
2,906
NEVADA  1.4%
Clark County School Dist., Series A, GO, 4.00%, 6/15/38 (2) 1,275 1,292
Clark County School Dist., Series A, GO, 4.00%, 6/15/40 (2) 1,425 1,434
Las Vegas Convention & Visitors Auth., Series A, 5.00%, 7/1/49  8,800 9,472
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/43  12,485 13,022
Reno, Retrac-Reno Transportation, 5.00%, 6/1/48  6,750 6,974
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58 (1) 4,000 570
32,764

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
NEW HAMPSHIRE  0.9%
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  5,483 5,532
New Hampshire Business Fin. Auth., Series 2023-2, Class A,
3.875%, 1/20/38  2,679 2,599
New Hampshire Business Fin. Auth., Series 2024-2, Class A,
3.625%, 8/20/39  2,571 2,438
New Hampshire Business Fin. Auth., Series A, 4.00%, 7/1/51  3,920 3,755
New Hampshire Business Fin. Auth., Univ. of Nevada Reno
Project, Series A, 5.25%, 6/1/51 (4) 5,000 5,441
19,765
NEW JERSEY  5.1%
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (2) 10,400 10,995
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 4.00%, 6/15/29 (1) 440 438
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/39 (1) 1,000 1,005
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/49 (1) 2,210 2,173
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/35  1,000 1,001
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  4,765 4,581
New Jersey EFA, Princeton Univ., Series B, 5.25%, 3/1/54  12,775 14,410
New Jersey HCFFA, Barnabas Health, 3.00%, 7/1/51  10,115 7,894
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  5,500 5,631
New Jersey Institute of Technology, Series A, 5.00%, 7/1/45  11,500 11,620
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46  1,370 1,500
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/39  3,000 3,026
New Jersey Transportation Trust Fund Auth., Series AA, 4.00%,
6/15/45  6,655 6,472
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/37  2,175 2,425
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/44  6,000 6,218
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/46  2,275 2,459
New Jersey Transportation Trust Fund Auth., Series BB, 5.25%,
6/15/50  6,325 6,921
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  13,575 14,237
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  2,565 2,581

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  8,575 9,515
Tobacco Settlement Fin., Series A, 5.00%, 6/1/27  335 348
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  4,285 4,440
119,890
NEW YORK  7.9%
Dormitory Auth. of the State of New York, Series A, 3.00%,
3/15/41  2,465 2,137
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/47  10,000 9,829
Dormitory Auth. of the State of New York, Series A, 5.25%,
3/15/52  1,900 2,108
Dormitory Auth. of the State of New York, Cornell Univ.,
Series A, 5.50%, 7/1/54  10,125 11,583
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/50  6,500 5,887
Dormitory Auth. of the State of New York, Personal Income Tax,
Series E, 4.00%, 3/15/49  2,000 1,967
Long Island Power Auth., Electric, Series 2017, 5.00%, 9/1/42  3,000 3,131
Metropolitan Transportation Auth., Series B, 5.25%,
11/15/26 (2) 10,000 10,593
New York City, Series B-1, GO, 5.00%, 10/1/38  1,500 1,571
New York City, Series D-1, GO, 5.50%, 5/1/45  1,250 1,401
New York City, Series D-1, GO, 5.50%, 5/1/46  1,625 1,817
New York City, Series J, GO, 5.00%, 8/1/31  5,000 5,006
New York City, Series J, GO, 5.00%, 8/1/32  7,500 7,509
New York City Housing Dev., 3.05%, 5/1/50  2,000 1,563
New York City Housing Dev., Series A, 2.80%, 2/1/50  2,000 1,422
New York City Housing Dev., Series I-1, 2.65%, 11/1/50  2,530 1,735
New York City Ind. Dev. Agency, Queens Baseball Stadium
Project, Series A, 3.00%, 1/1/46 (2) 2,600 2,115
New York City Municipal Water Fin. Auth., Series AA, 5.25%,
6/15/52  2,850 3,138
New York City Municipal Water Fin. Auth., Series BB-2, VRDN,
3.90%, 6/15/53  2,500 2,500
New York City Municipal Water Fin. Auth., Series CC-1, 4.00%,
6/15/33  7,000 7,116
New York City Municipal Water Fin. Auth., Series CC-1, 5.25%,
6/15/54  3,750 4,179
New York City Municipal Water Fin. Auth., Series DD, 4.125%,
6/15/46  3,500 3,480
New York City Transitional Fin. Auth., Series C, 5.50%, 5/1/43  2,980 3,441
New York City Transitional Fin. Auth., Series C, 5.50%, 5/1/44  3,460 3,975
New York City Transitional Fin. Auth., Series F-1, 5.25%, 2/1/53  5,840 6,463
New York City Transitional Fin. Auth., Series G-1, 5.00%, 5/1/52  5,745 6,247

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/45  3,975 4,160
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, 4.00%, 11/1/36  500 519
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series C, 4.00%, 5/1/44  2,295 2,278
New York Liberty Dev., 1 World Trade Center, Series 1WTC,
2.25%, 2/15/41  5,500 3,963
New York State Housing Fin. Agency, Series L-2, 0.75%,
11/1/25  4,030 3,883
New York State Housing Fin. Agency, Series M-2, 0.75%,
11/1/25  1,975 1,903
New York State Thruway Auth., Series A, 5.25%, 1/1/56  2,215 2,255
New York State Thruway Auth., Series A-1, 3.00%, 3/15/50  7,400 5,795
New York State Thruway Auth., Series B, 4.00%, 1/1/38  4,250 4,331
New York State Thruway Auth., Series B, 4.00%, 1/1/40 (2) 22,055 22,152
New York State Urban Dev., 4.00%, 3/15/45  8,500 8,405
Triborough Bridge & Tunnel Auth., Series C, 5.25%, 5/15/52  6,170 6,720
Troy Capital Resource, Rensselaer Polytechnic Institute,
5.00%, 9/1/27  600 634
Troy Capital Resource, Rensselaer Polytechnic Institute,
5.00%, 9/1/28  1,000 1,077
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42 (Prerefunded 11/25/24) (8) 3,910 3,931
183,919
NORTH CAROLINA  3.0%
North Carolina Housing Fin. Agency, 5.00%, 7/1/47  1,940 1,971
North Carolina Housing Fin. Agency, Series 53-A, 6.25%,
1/1/55  4,700 5,203
North Carolina Housing Fin. Agency, Series 54-A, 6.25%,
1/1/55  2,500 2,829
North Carolina Housing Fin. Agency, Series A, 4.70%, 7/1/50  3,750 3,790
North Carolina Turnpike Auth., 5.00%, 1/1/27 (2) 1,000 1,049
North Carolina Turnpike Auth., 5.00%, 1/1/31 (2) 1,000 1,041
North Carolina Turnpike Auth., 5.00%, 1/1/40  14,735 15,461
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/47  4,655 4,722
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/51  3,100 3,140
North Carolina Turnpike Auth., Triangle Expressway, 4.00%,
1/1/55  6,265 5,785
North Carolina Turnpike Auth., Triangle Expressway, Series A,
5.00%, 1/1/58 (2) 18,000 19,154
Univ. of North Carolina at Chapel Hill, Univ. of North Carolina
Hosp., 5.00%, 2/1/45  1,440 1,679

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Univ. of North Carolina at Chapel Hill, Univ. of North Carolina
Hosp., 5.00%, 2/1/49  3,875 4,506
70,330
OHIO  3.4%
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/38  2,000 2,003
Buckeye Tobacco Settlement Fin. Auth., Series A-2, Class 1,
4.00%, 6/1/39  2,500 2,485
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  15,420 14,170
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  8,750 8,940
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  4,315 4,399
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/38  1,600 1,615
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 4.00%, 12/1/40  1,430 1,438
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/46  6,000 6,302
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/51  8,750 9,141
Hamilton County, Cincinnati Children's Hosp., Series CC,
5.00%, 11/15/49  14,830 17,396
Ohio, Series A, 5.00%, 1/15/50  4,570 4,742
Ohio Housing Fin. Agency, Series A, 6.25%, 3/1/55  2,500 2,775
Port of Greater Cincinnati Dev. Auth., Duke Energy Convention
Center Project, Series B, 4.375%, 12/1/58 (2) 2,770 2,771
78,177
OKLAHOMA  1.1%
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57  1,500 1,543
Oklahoma Turnpike Auth., Senior, 4.50%, 1/1/53  3,425 3,499
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  14,390 15,863
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,975 1,995
Univ. of Oklahoma, Series A, 4.125%, 7/1/54 (4) 1,000 1,000
Univ. of Oklahoma, Series A, 5.00%, 7/1/54 (4) 1,215 1,316
25,216
PENNSYLVANIA  2.8%
Bucks County Water & Sewer Auth., Series A, 5.25%,
12/1/47 (2) 2,175 2,375
Chester County IDA, Longwood Gardens Project, 4.00%,
12/1/46  1,940 1,892
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/40 (1) 2,105 1,924
Montgomery County IDA, Series A, VRDN, 4.10%, 4/1/53
(Tender 4/3/28)  3,275 3,354

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Northampton County General Purpose Auth., Lafayette College,
5.00%, 11/1/47  13,650 14,055
Pennsylvania Housing Fin. Agency, Series 144A, 6.00%,
10/1/54  3,315 3,645
Pennsylvania Housing Fin. Agency, Series 145A, 6.00%,
10/1/54  1,925 2,126
Philadelphia IDA, Saint Joseph's Univ., 4.00%, 11/1/45  5,000 4,751
Philadelphia IDA, Temple Univ., 1st Series 2016, 5.00%, 4/1/29  4,000 4,043
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/34  1,825 1,841
Philadelphia IDA, Temple Univ., 2nd Series 2016, 5.00%, 4/1/35  8,500 8,575
Philadelphia School Dist., Series A, GO, 5.00%, 9/1/44  9,300 9,742
Southcentral Pennsylvania General Auth., Wellspan Health,
Series E, VRDN, 3.60%, 6/1/35  1,400 1,400
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/33 (2) 5,000 5,168
64,891
PUERTO RICO  3.6%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 11,183 7,073
Puerto Rico Commonwealth, GO, VR, 11/1/51 (11) 11,153 5,855
Puerto Rico Commonwealth, GO, VR, 11/1/51 (11) 5,226 3,345
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42 (1) 1,490 1,413
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (1) 5,000 5,275
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (1) 1,000 1,061
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (1) 2,000 2,114
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (1) 1,070 1,124
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,852 1,246
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  1,294 1,275
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  2,756 2,693
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  1,814 1,827
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,588 1,654
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,563 1,680
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (7)
(12) 60 32

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (7)(12) 100 54
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (7)(12) 810 435
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (7)(12) 225 121
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (7)
(12) 290 156
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (7)
(12) 1,105 594
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (7)
(12) 370 199
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (7)
(12) 450 242
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (7)
(12) 2,640 1,419
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (7)
(12) 380 204
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (7)
(12) 990 532
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (7)
(12) 280 150
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (7)
(12) 240 129
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (7)
(12) 100 54
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (7)
(12) 275 148
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (7)
(12) 215 116
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (7)
(12) 70 38
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (7)
(12) 120 64
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (7)
(12) 95 51
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (7)
(12) 890 478
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (7)
(12) 200 107
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (7)
(12) 100 54
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  1,555 1,558
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  15,239 15,094

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  2,600 2,337
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  5,800 4,827
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  10,102 7,109
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  20,000 6,707
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  2,616 2,583
83,227
RHODE ISLAND  0.1%
Central Falls Detention Fac., 7.25%, 7/15/35 (6)(7) 4,915 1,966
1,966
SOUTH CAROLINA  1.0%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32 (7) 5,404 3,195
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42 (7) 11,920 3,546
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51 (7) 14,899 2,063
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32 (7) 1,318 578
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51 (7) 10,109 972
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51 (7) 1,356 59
South Carolina Jobs-Economic Dev. Auth., Active Retirement
Community, Series C, 5.00%, 11/15/47  2,325 2,374
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  2,000 2,088
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/37  5,000 5,188
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series C, VRDN, 3.80%, 5/1/48  2,200 2,200
22,263
SOUTH DAKOTA  0.7%
South Dakota HEFA, Avera Health, Series A, 4.25%, 7/1/49  5,000 4,932
South Dakota HEFA, Avera Health, Series A, 5.25%, 7/1/54  11,125 12,289
17,221
TENNESSEE  2.0%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/35  1,725 1,803
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/37  4,000 4,159
Knox County Health Ed. & Housing Fac. Board, Series B-1,
5.25%, 7/1/64 (4) 1,800 1,902
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, The Vanderbilt Univ., 5.00%, 10/1/54  10,350 11,397

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35  2,675 2,736
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40  7,265 7,376
Metropolitan Nashville Airport Auth., Series A, 4.00%, 7/1/49  2,800 2,716
Metropolitan Nashville Airport Auth., Series A, 5.00%, 7/1/44  2,500 2,661
Metropolitan Nashville Airport Auth., Series A, 5.00%, 7/1/52  3,550 3,792
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24  8,100 8,100
46,642
TEXAS  6.3%
Austin Airport, Series A, 5.00%, 11/15/41  6,845 6,993
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/27  2,600 2,648
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  1,400 1,418
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/25  1,030 1,029
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/26  600 602
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27  1,000 1,005
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  520 523
Board of Regents of the Univ. of Texas System, Series B,
5.00%, 8/15/49  6,000 7,140
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/37  295 321
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/38  800 869
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/39  775 836
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/39  1,250 1,385
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/41  1,500 1,643
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/41  2,750 3,056
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/42  1,000 1,103
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/43  3,500 3,743
Fort Bend County IDC, NRG Energy, Series A, 4.75%, 5/1/38  3,000 3,001
Harris County, Series A, GO, 5.00%, 9/15/48  1,500 1,627
Harris County Cultural Ed. Fac. Fin., Series 9C-1, TECP,
3.83%, 9/3/24  1,225 1,225
Harris County Cultural Ed. Fac. Fin., Houston Methodist Hosp.,
5.00%, 12/1/45  7,000 7,045
Harris County Cultural Ed. Fac. Fin., Houston Methodist Hosp.,
Series A-2, VRDN, 4.00%, 12/1/41  2,900 2,900
Harris County Toll Road Revenue, Series A, 4.00%, 8/15/49  5,000 4,775

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Harris County Toll Road Revenue, Series A, 4.00%, 8/15/54  4,225 3,982
Houston Airport, Series D, 5.00%, 7/1/35  6,380 6,748
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  2,600 2,379
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  2,400 2,403
Kilgore Independent School Dist., Series 2022, GO, 3.00%,
2/15/40  4,590 4,106
Kilgore Independent School Dist., Series 2022, GO, 3.00%,
2/15/41  4,000 3,525
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/30 (Prerefunded 4/1/25) (8) 300 303
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25) (8) 3,310 3,348
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  750 745
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,000 961
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  2,255 2,112
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/39  6,110 6,209
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/43  2,750 2,848
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/48  12,500 12,898
North Texas Tollway Auth., Second Tier, Series B, 3.00%,
1/1/51 (4) 6,700 5,220
Tarrant County Cultural Ed. Fac. Fin., Series E, VRDN, 5.00%,
11/15/52 (Tender 5/15/26)  1,800 1,854
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/28  1,000 1,017
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/31  1,835 1,861
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  1,700 1,714
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  2,650 2,662
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  5,395 5,334
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior High School, Series A, 5.00%, 11/15/45 (7)(13) 2,962 80
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series A, 5.00%, 2/15/41  4,240 4,337
Texas IDC, NRG Energy, Series 2012, 4.125%, 12/1/45  3,670 3,372
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  3,445 3,563
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch,
Senior Lien, Series A, 5.25%, 12/15/25  1,000 1,022
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30  2,500 2,691

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Texas Transportation Commission, First Tier Toll, State
Highway, 5.00%, 8/1/57  5,260 5,372
147,553
UTAH  0.5%
Intermountain Power Agency, Series A, 5.00%, 7/1/38  7,000 7,766
Salt Lake City Airport, Series B, 5.00%, 7/1/42  1,000 1,030
Utah Transit Auth., Senior Lien, 5.00%, 6/15/42  3,500 3,939
12,735
VIRGINIA  5.4%
Alexandria, Series A, GO, 2.00%, 12/15/38  3,000 2,252
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  8,500 7,588
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  5,000 5,456
Chesterfield County Economic Dev. Auth., Mobility Projects,
5.00%, 4/1/48  5,000 5,495
Fairfax County, Series A, GO, 2.00%, 10/1/40  8,625 6,195
Fairfax County Economic Dev. Auth., Silver Line Phase I
Project, 4.00%, 4/1/33  8,955 9,067
Fairfax County IDA, Inova Health System, 4.00%, 5/15/42  7,100 7,140
Harrisonburg, Series A, GO, 2.00%, 7/15/41  5,145 3,588
Isle Wight County IDA, Riverside Health System, 4.75%,
7/1/53 (2) 5,000 5,268
Loudoun County Economic Dev. Auth., Howard Hughes
Medical, Zero Coupon, 7/1/49  14,715 4,943
Richmond, Series C, GO, 3.50%, 3/1/49  5,000 4,574
Roanoke Economic Dev. Auth., Series A, 5.00%, 7/1/47  7,745 8,898
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  1,000 1,025
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  2,900 2,962
Virginia College Building Auth., Series A, 4.00%, 9/1/45  4,980 4,931
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/43  5,000 5,021
Virginia College Building Auth., Univ. of Richmond, 5.00%,
3/1/49  4,600 5,078
Virginia College Building Auth., Univ. of Richmond, 5.00%,
3/1/54  9,050 9,922
Virginia Commonwealth Transportation Board, Capital Projects,
3.00%, 5/15/29  3,895 3,887
Virginia HDA, Series C, 4.90%, 12/1/59  1,270 1,302
Virginia Housing Dev. Auth., Series F, 5.40%, 11/1/63  10,000 10,562
Virginia Housing Dev. Auth., Series G, 5.375%, 11/1/64  5,000 5,229
Virginia Housing Dev. Auth., Series K, 2.55%, 12/1/46  4,090 2,958

T. ROWE PRICE Tax-Free Income Fund

Par $ Value
(Amounts in 000s)
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 5.25%, 7/1/53 (2) 3,300 3,606
126,947
WASHINGTON  1.5%
Energy Northwest, Columbia Generating Station, Series A,
4.00%, 7/1/42  6,065 6,117
Washington Convention & Sports Auth., Series C, GO, 5.00%,
2/1/44  10,565 11,416
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  2,500 2,508
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court Portfolio, 5.00%, 7/1/54  2,655 2,749
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court Portfolio, 5.50%, 7/1/59  2,605 2,799
Washington State Housing Fin. Commission, Social Certificate,
Series 2023-1, Class A, 3.375%, 4/20/37  9,937 9,109
34,698
WEST VIRGINIA  0.0%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (1) 425 435
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (1) 425 434
869
WISCONSIN  0.3%
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series B, 6.00%, 3/1/55  3,125 3,450
Wisconsin PFA, Searstone CCRC Project, Series A, 5.00%,
6/1/37 (1) 4,000 4,050
7,500
Total Municipal Securities (Cost $2,301,343) 2,314,651
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.1%
Freddie Mac Multifamily ML Certificates, Series 2021-ML10,
Class ACA, 2.046%, 6/25/38  3,531 2,892
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $3,630) 2,892
Total Investments in Securities
99.5% of Net Assets
(Cost $2,304,973) $ 2,317,543

T. ROWE PRICE Tax-Free Income Fund

‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $70,992 and represents 3.0% of net assets.
(2) Insured by Assured Guaranty Municipal Corporation
(3) Escrowed to maturity
(4) Insured by Build America Mutual Assurance Company
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Security is in default or has failed to make a scheduled interest and/or principal payment.
(7) Non-income producing
(8) Prerefunded date is used in determining portfolio maturity.
(9) When-issued security
(10) Insured by National Public Finance Guarantee Corporation
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(13) Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TECP Tax-Exempt Commercial Paper

T. ROWE PRICE Tax-Free Income Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free Income Fund
August 31, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,304,973) $ 2,317,543
Interest receivable 25,118
Receivable for shares sold 1,799
Cash 9
Other assets 62
Total assets 2,344,531
Liabilities
Payable for investment securities purchased 9,185
Payable for shares redeemed 2,349
Investment management fees payable 859
Due to affiliates 13
Payable to directors 1
Other liabilities 1,988
Total liabilities 14,395
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 2,330,136

T. ROWE PRICE Tax-Free Income Fund
August 31, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (63,330)
Paid-in capital applicable to 245,153,324 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 2,393,466
NET ASSETS $ 2,330,136
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $773,221; Shares outstanding: 81,330,474) $ 9.51
Advisor Class
(Net assets: $34,605; Shares outstanding: 3,638,506) $ 9.51
I Class
(Net assets: $1,522,310; Shares outstanding:
160,184,344) $ 9.50

T. ROWE PRICE Tax-Free Income Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/24
Investment Income (Loss)
Interest income $ 45,375
Expenses
Investment management 5,025
Shareholder servicing
Investor Class $ 542
Advisor Class 27
I Class 102 671
Rule 12b-1 fees
Advisor Class 44
Prospectus and shareholder reports
Investor Class 18
Advisor Class 2
I Class 11 31
Custody and accounting 119
Registration 52
Legal and audit 45
Directors 4
Miscellaneous 11
Waived / paid by Price Associates (258)
Total expenses 5,744
Net investment income 39,631
Realized and Unrealized Gain / Loss –
Net realized loss on securities (10,103)
Change in net unrealized gain / loss on securities 26,237
Net realized and unrealized gain / loss 16,134
INCREASE IN NET ASSETS FROM OPERATIONS $ 55,765

T. ROWE PRICE Tax-Free Income Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
8/31/24
Year
Ended
2/29/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 39,631 $ 73,847
Net realized loss (10,103) (37,601)
Change in net unrealized gain / loss 26,237 95,790
Increase in net assets from operations 55,765 132,036
Distributions to shareholders
Net earnings
Investor Class (12,857) (24,883)
Advisor Class (534) (1,202)
I Class (25,471) (46,797)
Decrease in net assets from distributions (38,862) (72,882)
Capital share transactions
*
Shares sold
Investor Class 59,115 137,079
Advisor Class 1,244 2,332
I Class 147,485 337,897
Distributions reinvested
Investor Class 11,431 21,632
Advisor Class 534 1,191
I Class 14,771 26,681
Shares redeemed
Investor Class (95,390) (207,384)
Advisor Class (4,094) (15,226)
I Class (115,055) (360,535)
Increase (decrease) in net assets from capital
share transactions 20,041 (56,333)

T. ROWE PRICE Tax-Free Income Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/24
Year
Ended
2/29/24
Net Assets
Increase during period 36,944 2,821
Beginning of period 2,293,192 2,290,371
End of period $ 2,330,136 $ 2,293,192
*Share information (000s)
Shares sold
Investor Class 6,271 14,898
Advisor Class 132 252
I Class 15,666 36,643
Distributions reinvested
Investor Class 1,216 2,345
Advisor Class 57 129
I Class 1,573 2,893
Shares redeemed
Investor Class (10,118) (22,533)
Advisor Class (435) (1,644)
I Class (12,241) (39,531)
Increase (decrease) in shares outstanding 2,121 (6,548)

T. ROWE PRICE Tax-Free Income Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Tax-Free Income Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-
term investment-grade municipal securities. The fund has three classes of shares: the Tax-Free Income Fund (Investor Class), the Tax-Free Income
Fund–Advisor Class (Advisor Class) and the Tax-Free Income Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and
I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and

T. ROWE PRICE Tax-Free Income Fund

penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation

T. ROWE PRICE Tax-Free Income Fund

risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE Tax-Free Income Fund

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On August 31, 2024, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. ROWE PRICE Tax-Free Income Fund

Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $351,430,000 and
$283,723,000, respectively, for the six months ended August 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-
end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE Tax-Free Income Fund

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 29, 2024, the fund had
$71,229,000 of available capital loss carryforwards.
At August 31, 2024, the cost of investments (including derivatives, if any)
for federal income tax purposes was $2,305,043,000. Net unrealized gain aggregated $12,500,000 at period-end, of which $50,036,000 related to appreciated investments and $37,536,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At August 31, 2024, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)

T. ROWE PRICE Tax-Free Income Fund

the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended August 31, 2024 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,315,000 remain subject to repayment by the fund at August 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.53% 1.04% 0.05%
Expense limitation date 06/30/25 06/30/25 06/30/25
(Waived)/repaid during the period ($000s) $(258) $— $—

T. ROWE PRICE Tax-Free Income Fund

shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended August 31, 2024, expenses incurred pursuant to these service agreements were $63,000 for Price
Associates and $279,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended August 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 6 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Tax-Free Income Fund

NOTE 7 - SUBSEQUENT EVENT
Effective November 1, 2024, Price Associates has contractually agreed to lower the fund’s total investment management fee to 0.32% and lower the
Investor Class and Advisor Class total expense limits to 0.41% and 0.92%, respectively.

T. ROWE PRICE Tax-Free Income Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications.
The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory
Contract.

T. ROWE PRICE Tax-Free Income Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective
January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Tax-Free Income Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Tax-Free Income Fund

received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the fourth quintile (Investor Class Expense Group); the fund’s actual management fee rate ranked in the second quintile (Investor Class Expense
Group), fifth quintile (Advisor Class Expense Group), and third quintile (Expense
Universe); and the fund’s total expenses ranked in the fourth quintile (Investor
Class Expense Group), first quintile (Advisor Class Expense Group), and third quintile (Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Tax-Free Income Fund

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F45-051 10/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Income Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 18, 2024